UTILITY PLANT AND JOINTLY-OWNED FACILITES (Utility Plant in Service by Company and Major Class Footnotes) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Utility Plant And Jointly Owned Facilities Utility Plant In Service By Company And Major Class [Abstract]
Capitalized Computer Software, Gross	$ 31	$ 39
Amortization of computer software costs	$ 17	$ 14	$ 13